                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        March 31, 2002
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
    This Amendment (Check only one.):   [   ]  is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Shadwell Capital, LC
           --------------------------
Address:   321 East Main Street
           --------------------------
           Charlottesville, VA  22902
           --------------------------


Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Dan Oakey
       ----------
Title:  Chief Financial Officer
        -----------------------
Phone:  (434) 951-7595
        --------------

Signature, Place, and Date of Signing:

/s/ Dan Oakey                      Charlottesville, VA          MAY 10, 2002
-------------------------          -------------------          ------------
          [Signature]                  [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0
                                               ------------

Form 13F Information Table Entry Total:            36
                                               ------------

Form 13F Information Table Value Total:            $126,463
                                               ------------
                                               (thousands)




List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2   COLUMN 3      COLUMN 4    COLUMN 5                     COLUMN 6

NAME OF ISSUER                   TITLE OF                 VALUE        SHRS OR PRN    SH/   PUT/  INVESTMENT
                                 CLASS      CUSIP         (XI000)      AMOUNT         PRN   CALL  DISCRETION
-------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL                 COMMON     01855A101      4,083       88,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
ALLMERICA FINANCIAL CORP         COMMON     19754100       4,028       89,700        SH             SOLE
-------------------------------------------------------------------------------------------------------------
BANCORPSOUTH, INC.               COMMON     59692103         838       42,500        SH             SOLE
-------------------------------------------------------------------------------------------------------------
BB&T CORPORATION                 COMMON     54937107       4,322      113,400        SH             SOLE
-------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY               CLASS A    84670108       4,835           68        SH             SOLE
-------------------------------------------------------------------------------------------------------------
CNA FINCL. CORP.                 COMMON     126117100      3,831      129,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
COMMERCE BANCSHARES INC          COMMON     200525103      1,821       41,185        SH             SOLE
-------------------------------------------------------------------------------------------------------------
COMPASS BANCSHARES INC           COMMON     20449H109      4,137      134,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
DELPHI FINL GROUP INC            CLASS A    247131105      1,957       49,900        SH             SOLE
-------------------------------------------------------------------------------------------------------------
FIRST FINL BANCORP               COMMON     320209109      2,372      150,900        SH             SOLE
-------------------------------------------------------------------------------------------------------------
FIRST VIRGINIA BANKS INC         COMMON     337477103      5,631      105,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
FIRSTMERIT CORP                  COMMON     337915102      4,618      160,400        SH             SOLE
-------------------------------------------------------------------------------------------------------------
FRONTIER FINANCIAL CORP          COMMON     35907K105      1,059       39,800        SH             SOLE
-------------------------------------------------------------------------------------------------------------
FULTON FINANCIAL CORPORATION     COMMON     360271100      1,817       72,546        SH             SOLE
-------------------------------------------------------------------------------------------------------------
GOLDEN STATE BANCORP INC         COMMON     381197102      4,572      154,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
HCC INSURANCE HOLDINGS INC       COMMON     404132102      3,326      119,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
M&T BANK CORP                    COMMON     55261F104      2,652       33,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
MERCANTILE BANKSHARES CORP       COMMON     587405101      5,408      125,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
METLIFE INC                      COMMON     59156R108      5,009      159,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
MID-STATE BANCSHARES             COMMON     595440108      1,159       65,500        SH             SOLE
-------------------------------------------------------------------------------------------------------------
OHIO CASUALTY CORP               COMMON     677240103      3,656      193,036        SH             SOLE
-------------------------------------------------------------------------------------------------------------
PACIFIC CAPITAL BANCORP          COMMON     69404P101      2,354       76,300        SH             SOLE
-------------------------------------------------------------------------------------------------------------
PACIFIC CENTURY FINANCIAL        COMMON     694058108      2,606      100,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
PHILADELPHIA CONSOLIDATED        COMMON     717528103      1,910       48,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
PNC FINL CORP                    COMMON     693475105      5,596       91,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINANCIAL INC         COMMON     744320102      5,216      168,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
SAFECO CORP                      COMMON     786429100      4,582      143,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
SKY FINANCIAL GROUP INC          COMMON     83080P103      2,736      122,900        SH             SOLE
-------------------------------------------------------------------------------------------------------------
STILWELL FINANCIAL               COMMON     860831106      3,629      148,200        SH             SOLE
-------------------------------------------------------------------------------------------------------------
SUNTRUST BANKS INC $1.00         COMMON     867914103      6,500       97,400        SH             SOLE
-------------------------------------------------------------------------------------------------------------
UMB FINANCIAL CORP               COMMON     902788108        124        2,900        SH             SOLE
-------------------------------------------------------------------------------------------------------------
UNION PLANTERS CORP              COMMON     908068109      4,407       93,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
UNITED BANKSHARES INC W V        COMMON     909907107      2,918       98,800        SH             SOLE
-------------------------------------------------------------------------------------------------------------
US BANCORP (DELAWARE)            COMMON     902973304      6,342      281,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------
ZENITH NATIONAL INS CORP         COMMON     989390109      1,848       63,300        SH             SOLE
-------------------------------------------------------------------------------------------------------------
ZIONS BANCORP                    COMMON     989701107      4,564       77,000        SH             SOLE
-------------------------------------------------------------------------------------------------------------


            COLUMN 1               COLUMN 7          COLUMN 8
                                                 VOTING AUTHORITY
NAME OF ISSUER                    OTHER
                                  MANAGERS  SOLE       SHARED    NONE
---------------------------------------------------------------------
ALLIANCE CAPITAL                              88,000
---------------------------------------------------------------------
ALLMERICA FINANCIAL CORP                      89,700
---------------------------------------------------------------------
BANCORPSOUTH, INC.                            42,500
---------------------------------------------------------------------
BB&T CORPORATION                             113,400
---------------------------------------------------------------------
BERKSHIRE HATHAWAY                                68
---------------------------------------------------------------------
CNA FINCL. CORP.                             129,000
---------------------------------------------------------------------
COMMERCE BANCSHARES INC                       41,185
---------------------------------------------------------------------
COMPASS BANCSHARES INC                       134,000
---------------------------------------------------------------------
DELPHI FINL GROUP INC                         49,900
---------------------------------------------------------------------
FIRST FINL BANCORP                           150,900
---------------------------------------------------------------------
FIRST VIRGINIA BANKS INC                     105,000
---------------------------------------------------------------------
FIRSTMERIT CORP                              160,400
---------------------------------------------------------------------
FRONTIER FINANCIAL CORP                       39,800
---------------------------------------------------------------------
FULTON FINANCIAL CORPORATION                  72,546
---------------------------------------------------------------------
GOLDEN STATE BANCORP INC                     154,000
---------------------------------------------------------------------
HCC INSURANCE HOLDINGS INC                   119,000
---------------------------------------------------------------------
M&T BANK CORP                                 33,000
---------------------------------------------------------------------
MERCANTILE BANKSHARES CORP                   125,000
---------------------------------------------------------------------
METLIFE INC                                  159,000
---------------------------------------------------------------------
MID-STATE BANCSHARES                          65,500
---------------------------------------------------------------------
OHIO CASUALTY CORP                           193,036
---------------------------------------------------------------------
PACIFIC CAPITAL BANCORP                       76,300
---------------------------------------------------------------------
PACIFIC CENTURY FINANCIAL                    100,000
---------------------------------------------------------------------
PHILADELPHIA CONSOLIDATED                     48,000
---------------------------------------------------------------------
PNC FINL CORP                                 91,000
---------------------------------------------------------------------
PRUDENTIAL FINANCIAL INC                     168,000
---------------------------------------------------------------------
SAFECO CORP                                  143,000
---------------------------------------------------------------------
SKY FINANCIAL GROUP INC                      122,900
---------------------------------------------------------------------
STILWELL FINANCIAL                           148,200
---------------------------------------------------------------------
SUNTRUST BANKS INC $1.00                      97,400
---------------------------------------------------------------------
UMB FINANCIAL CORP                             2,900
---------------------------------------------------------------------
UNION PLANTERS CORP                           93,000
---------------------------------------------------------------------
UNITED BANKSHARES INC W V                     98,800
---------------------------------------------------------------------
US BANCORP (DELAWARE)                        281,000
---------------------------------------------------------------------
ZENITH NATIONAL INS CORP                      63,300
---------------------------------------------------------------------
ZIONS BANCORP                                 77,000
---------------------------------------------------------------------